THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    PRESIDENT'S MESSAGE
------------------------------------------------------------------------------
DEAR SHAREHOLDER:

      The management of Rodney Square Multi-Manager Fund would like to report to you on the Fund's activity for the year ended December 31, 1995.

PORTFOLIO REVIEW*

     The stock market during 1995 proved quite rewarding for most investors as reflected by the Portfolios' investment returns. The total returns presented below represent changes in market value plus any income or capital gains distributed during the year, assume distributions are reinvested, and do not reflect the effect of a sales load.

             NET ASSET
            VALUE AS OF   CAPITAL GAINS &    NET ASSET VALUE    TOTAL RETURN
 PORTFOLIO   12/31/94    INCOME DISTRIBUTED   AS OF 12/31/95  1/1/95-12/31/95
----------  -----------  ------------------  ---------------  ---------------

Growth        $15.14          $2.01              $17.41             28.4%
Growth and
  Income        8.33           1.01                9.47             26.0%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The overall strength of U.S. financial markets helped push a number of domestic stock indices to record levels in 1995. The Standard & Poor's 500 Index ("S&P 500"), an unmanaged, capitalization weighted index of five hundred publicly traded stocks, achieved a 37.6% gain for the year. The Russell 2000, comprised of the smallest 2000 stocks out of the 3000 largest U.S. companies, based on market capitalization, was up 28.4% for the year. Among mutual funds with similar objectives, the Growth Portfolio's 28.4% return compared to the average return of 30.8% for all growth funds, as measured by Lipper Analytical Services ("Lipper"). The Growth and Income Portfolio's return of 26.0%
compared to the 30.9% average return of the Lipper growth and income funds category.

----------------------------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE PORTFOLIOS IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE TOTAL RETURNS DO NOT REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 4.00%. SOME RETURNS ARE HIGHER DUE TO THE MANAGER'S MAINTENANCE OF EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGES 22 AND 23.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    PRESIDENT'S MESSAGE-CONTINUED
------------------------------------------------------------------------------
      The forces behind the rally in stocks during 1995 were low interest rates, expanding earnings, modest inflation and a strong dollar. During 1995, larger capitalization stocks generally outperformed small capitalization ("small cap") stocks as a slow growing economy and budget worries in Washington led investors toward larger, more defensive, stocks. It also became evident that small cap stocks, especially technology-oriented companies, were not immune from the business cycle. The inability to maintain earnings growth in the face of slowing consumer spending and pricing pressure stalled the surprising rally in small cap stocks in 1995. Hence, technology stocks, market leaders for the first nine months of 1995, fell sharply during the fourth quarter.

THE GROWTH PORTFOLIO

      The Growth Portfolio's small cap stock orientation led the advisers of the Portfolio to large holdings of technology stocks during 1995. Many of these stocks posted excellent returns, despite the year end sell off in the sector. Frontier Capital Management Co. held almost half of its portfolio in technology oriented companies like SCI Systems, Inc., which manufactures computers for other computer companies. William Blair & Co. ("Blair") emphasized companies with niche products and services that offer franchise-like cash flow. Blair, in addition to holding technology stocks such as Microsoft Corp. and Xilinx, Inc., also concentrated in specialty financial companies like credit card issuer MBNA Corp.

[GRAPHICAL REPRESENTATION (POINTS AND LINES) REQUIRED BY ITEM 5A OF FORM N-1A] [FOLLOWING ARE GRAPH POINTS AND TOTAL RETURNS]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*

            Feb-87   Dec-87  Dec-88   Dec-89  Dec-90   Dec-91  Dec-92   Dec-93  Dec-94   Dec-95
            ------   ------  ------   ------  ------   ------  ------   ------  ------   ------
Growth
  Portfolio $10,000  $9,500  $10,100  $14,000 $14,000  $16,000 $18,000  $20,000 $20,500  $30,000
S&P 500
  Index      $9,900  $9,400  $10,000  $13,000 $12,000  $15,000 $17,000  $19,500 $19,500  $25,000

                     AVERAGE ANNUAL TOTAL RETURN

                    1 YEAR    5 YEAR    INCEPTION
                    ------    ------    ---------
FUND**              23.29%    16.14%      11.11%
FUND***             28.43%    17.09%      11.62%
INDEX               37.58%    16.60%      12.61%
------------------------------
*    PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  RETURNS ARE HIGHER
     DUE   TO  MAINTENANCE  OF  THE  PORTFOLIO'S  EXPENSES  BY  RODNEY  SQUARE
     MANAGEMENT CORP.  SEE FINANCIAL HIGHLIGHTS ON PAGE 22.
**   THESE VALUES REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 4.00%.
***  THESE VALUES DO NOT REFLECT THE EFFECT OF THE SALES LOAD.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    PRESIDENT'S MESSAGE-CONTINUED
------------------------------------------------------------------------------
THE GROWTH AND INCOME PORTFOLIO

      The advisers of the Growth and Income Portfolio took advantage of the positive moves by larger company stocks during 1995. Sirach Capital Management, Inc. ("Sirach") found value in the finance and healthcare sectors with holdings in Citicorp and Johnson & Johnson. Returns from these sectors reflect the move that occurred in the second half of 1995 toward larger companies with more predictable growth characteristics. Wedge Capital Management L.L.P. ("Wedge") also took advantage of the merger and acquisition activity in financial stocks with holdings in banks such as Chemical Banking Corp. and First Union Corp. Wedge's holdings in oil companies such as British Petroleum Co. Ltd. and Royal Dutch Petroleum Co., benefited from the firming of energy prices in 1995. Because of its value disciplines, Wedge held a relatively large cash position throughout the year.

      All of the advisers generally agree that 1996 will not be a repeat of 1995. They agree the key for success in 1996 will be the ability to find value in individual stocks as opposed to entire sectors. Each of our advisers employ various valuation screens designed to isolate those companies with the best characteristics for future growth. We feel strongly that this, combined with the multi-manager format, which allows investors to reduce their investment volatility through multiple investment approaches, will deliver superior returns. Rodney Square Management Corporation will continue to review and evaluate the individual advisers in an effort to deliver above average performance for our shareholders.

[GRAPHICAL REPRESENTATION (POINTS AND LINES) REQUIRED BY ITEM 5A OF FORM N-1A] [FOLLOWING ARE GRAPH POINTS AND TOTAL RETURNS]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*

                    Feb-87  Dec-87   Dec-88  Dec-89   Dec-90  Dec-91   Dec-92  Dec-93   Dec-94  Dec-95
                    ------  ------   ------  ------   ------  ------   ------  ------   ------  ------
Growth and
  Income Portfolio  $10,000 $9,500   $10,100 $14,000  $14,000 $16,000  $18,000 $20,000  $20,500 $30,000
S&P 500 Index        $9,900 $9,400   $10,000 $13,000  $12,000 $15,000  $17,000 $19,500  $19,500 $25,000

                     AVERAGE ANNUAL TOTAL RETURN

                    1 YEAR    5 YEAR    INCEPTION
                    ------    ------    ---------
FUND**              20.99%    11.63%       8.32%
FUND***             26.03%    12.55%       8.82%
INDEX               37.58%    16.60%      12.34%
------------------------------
*    PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  RETURNS ARE HIGHER
     DUE   TO  MAINTENANCE  OF  THE  PORTFOLIO'S  EXPENSES  BY  RODNEY  SQUARE
     MANAGEMENT CORP.  SEE FINANCIAL HIGHLIGHTS ON PAGE 23.
**   THESE VALUES REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 4.00%.
***  THESE VALUES DO NOT REFLECT THE EFFECT OF THE SALES LOAD.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    PRESIDENT'S MESSAGE-CONTINUED
------------------------------------------------------------------------------
      We invite your questions and comments, and we thank you for your investment in The Rodney Square Multi-Manager Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,

                                        /s/ Martin L. Klopping

                                        Martin L. Klopping
                                        President
February 10, 1996

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH PORTFOLIO
-----------------------------------------------------
    INVESTMENTS/DECEMBER 31, 1995
    (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------
                                                   PAR        VALUE
                                                  (000)      (NOTE 2)
                                                  -----    -----------
REPURCHASE AGREEMENTS - 4.1%
  WITH CS FIRST BOSTON GROUP, INC.
    at 6.00%, dated 12/29/95, to be
    repurchased at $2,737,124 on
    01/02/96, collateralized by
    $2,803,449 Federal Farm Credit
    Bank Discount Notes with various
    MATURITIES TO 06/05/96
    (COST $2,735,300)..........................   2,735    $ 2,735,300
                                                           -----------
                                                 SHARES
                                                 ------
COMMON STOCK - 96.2%
  FINANCE, INSURANCE & REAL ESTATE - 9.9%
     INSURANCE CARRIERS - 1.1%
       Compdent Corp.*.........................   4,300        178,450
       GCR Holdings, Ltd.......................   8,300        186,750
       Meadowbrook Insurance Group, Inc.*......   6,000        201,000
       Renaissancere Holdings Ltd.*............   6,500        197,438
                                                           -----------
                                                               763,638
                                                           -----------
     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 2.5%
       Advanta Corp. (B Shares)................  10,000        363,750
       Household International, Inc............  22,000      1,300,750
                                                           -----------
                                                             1,664,500
                                                           -----------
     SECURITY & COMMODITY BROKERS, DEALERS & SERVICES - 2.9%
       Alex Brown, Inc.........................  12,700        533,400
       Federal Home Loan Mortgage Corp.........   6,000        501,000
       Raymond James Financial, Inc............  42,193        891,327
                                                           -----------
                                                             1,925,727
                                                           -----------
     STATE & NATIONAL BANKS - 3.4%
       MBNA Corp...............................  30,000      1,106,250
       State Street Boston Corp................  25,000      1,125,000
                                                           -----------
                                                             2,231,250
                                                           -----------
         TOTAL FINANCE, INSURANCE
           & REAL ESTATE.......................              6,585,115
                                                           -----------


The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH PORTFOLIO
-----------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                              VALUE
                                                 SHARES      (NOTE 2)
                                                 ------    -----------
  MANUFACTURING - 36.1%
     CHEMICALS & ALLIED PRODUCTS - 4.1%
       Air Products and Chemicals, Inc.........  16,000    $   844,000
       Airgas, Inc.*...........................  15,000        498,750
       Applied Extrusion Technologies, Inc.*...   6,500         81,250
       Cambrex Corp............................   7,000        289,625
       Hanna (M.A.) Co.........................  36,000      1,008,000
                                                           -----------
                                                             2,721,625
                                                           -----------
     COMPUTER & OFFICE EQUIPMENT - 5.0%
       3D Systems Corp.*.......................   5,000        118,750
       Cirrus Logic, Inc.*.....................  11,700        231,075
       Data General Corp.*.....................  23,000        316,250
       Digi International, Inc.*...............  15,000        285,000
       Digital Link Corp.......................   5,500         77,687
       HPR Inc.*...............................   4,000        120,500
       Hyperion Software Corp.*................  13,400        284,750
       Intel Corp..............................  12,000        681,000
       Microcom, Inc.*.........................   5,600        145,600
       Microsoft Corp.*........................  10,000        877,500
       Network Appliance, Inc.*................   2,100         84,263
       Xcellenet, Inc.*                           4,700         69,913
                                                           -----------
                                                             3,292,288
                                                           -----------
     FOOD & BEVERAGE - 0.4%
       Smithfield Foods, Inc.*.................   8,100        257,175
                                                           -----------
     MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES - 3.8%
       Genlyte Group, Inc.*....................  14,600         98,550
       GenRad, Inc.*...........................  23,000        221,375
       Microchip Technology, Inc.*.............  13,700        500,050
       Molex, Inc. (A Shares)..................  45,000      1,378,125
       Watkins-Johnson Co......................   6,700        293,125
                                                           -----------
                                                             2,491,225
                                                           -----------
     MISC. INDUSTRIAL MACHINERY & EQUIP. - 3.5%
       Augat, Inc..............................  24,200        414,425
       Camco International, Inc................   6,800        190,400
       Harman International Industries, Inc....  18,900        758,363
       Illinois Tool Works, Inc................  11,000        649,000
       Tower Automotive, Inc.*.................   7,900        138,250
       Varco International, Inc.*..............  14,900        178,800
                                                           -----------
                                                             2,329,238
                                                           -----------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH PORTFOLIO
-----------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                              VALUE
                                                 SHARES      (NOTE 2)
                                                 ------    -----------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.2%
       Cavalier Homes, Inc.....................   5,625    $   116,719
       Continental Homes Holding Corp..........   7,600        187,150
       Newell Co...............................  20,000        517,500
       Pittway Corp. (A Shares)................   7,400        501,350
       Whittaker Corp.*........................   6,100        132,675
                                                           -----------
                                                             1,455,394
                                                           -----------
     PHARMACEUTICAL PREPARATIONS - 4.6%
       Abbott Laboratories.....................  19,000        793,250
       Alpharma, Inc. (A Shares)...............  12,800        334,400
       Anika Research, Inc.*...................   4,140         16,042
       Elan Corp. plc, ADR*....................  18,000        875,250
       R.P. Scherer Corp.*.....................  21,100      1,036,537
                                                           -----------
                                                             3,055,479
                                                           -----------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 5.2%
       Advanced Technology Laboratories,
         Inc.*.................................  17,800        436,100
       Cognex Corp.*...........................  15,000        521,250
       Fisher Scientific International.........   8,200        273,675
       Gelman Sciences, Inc.*..................   5,500        138,875
       Haemonetics Corp.*......................  33,400        592,850
       Kensey Nash Corp.*......................   5,100         63,750
       Nellcor Puritan Bennet, Inc.*...........  13,000        754,000
       Research Medical, Inc.*.................   5,800        156,600
       Spacelabs Medical, Inc.*................  17,600        506,000
                                                           -----------
                                                             3,443,100
                                                           -----------
     PRINTING & PUBLISHING - 1.0%
       Banta Corp..............................  10,000        440,000
       International Imaging Materials, Inc.*..   8,200        207,050
                                                           -----------
                                                               647,050
                                                           -----------
     TELECOMMUNICATIONS EQUIPMENT - 3.3%
       Analog Devices, Inc.*...................  33,150      1,172,681
       Microwave Power Devices, Inc.*..........   9,000        100,125
       Network Equipment Technologies, Inc.*...  17,600        481,800
       Oak Industries, Inc.*...................   7,300        136,875
       Summa Four, Inc.........................   5,100         68,212
       TSX Corp.*..............................   4,600         98,900
       Westell Technologies, Inc.*.............   5,600        140,700
                                                           -----------
                                                             2,199,293
                                                           -----------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH PORTFOLIO
-----------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                              VALUE
                                                 SHARES      (NOTE 2)
                                                 ------    -----------
     TEXTILES & APPAREL - 2.1%
       Authentic Fitness Corp..................  11,500    $   238,625
       Cintas Corp.............................  20,000        890,000
       Donnkenny, Inc..........................   9,300        168,563
       Fieldcrest Cannon, Inc.*................   6,500        108,062
                                                           -----------
                                                             1,405,250
                                                           -----------
     TRANSPORTATION EQUIPMENT - 0.9%
       OEA, Inc................................  20,000        597,500
                                                           -----------

         TOTAL MANUFACTURING...................             23,894,617
                                                           -----------
  MINING - 3.5%
     CRUDE PETROLEUM & NATURAL GAS - 1.5%
       Benton Oil & Gas Co.*...................   7,900        118,500
       Devon Energy Corp.......................  12,900        328,950
       Pogo Producing Co.......................  12,000        339,000
       Weatherford Enterra, Inc.*..............   7,943        229,354
                                                           -----------
                                                             1,015,804
                                                           -----------
     MISCELLANEOUS METAL ORES - 2.0%
       AMCOL International Corp................  14,700        209,475
       Minerals Technologies Inc...............  30,000      1,095,000
                                                           -----------
                                                             1,304,475
                                                           -----------
         TOTAL MINING..........................              2,320,279
                                                           -----------
  SERVICES - 22.6%
     BUSINESS SERVICES - 8.4%
       Automatic Data Processing, Inc..........  24,000      1,782,000
       CUC International, Inc.*................  14,000        477,750
       First Data Corp.........................  25,000      1,671,875
       Norrell Corp............................   6,700        196,812
       The Olsten Corp.........................  10,000        395,000
       PMT Services, Inc.*.....................   6,700        202,675
       PST Vans, Inc.*.........................   4,000         18,500
       Shared Medical Systems Corp.............  15,000        815,625
                                                           -----------
                                                             5,560,237
                                                           -----------




The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH PORTFOLIO
-----------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                              VALUE
                                                 SHARES      (NOTE 2)
                                                 ------    -----------
     COMPUTER SERVICES - 7.5%
       Acxiom Corp.*...........................  25,100    $   687,113
       American Management Systems, Inc.*......  13,000        390,000
       Banyan Systems, Inc.*...................   9,100         93,275
       Boole & Babbage, Inc.*..................   9,900        242,550
       Broadway & Seymour, Inc.*...............   9,000        146,250
       Ceridian Corp.*.........................  14,700        606,375
       Computer Task Group, Inc................   8,900        175,775
       Fiserv, Inc.*...........................  23,412        702,360
       MDL Information Systems, Inc.*..........  10,200        234,600
       Marcam Corp.*...........................  16,000        244,000
       Project Software, Inc...................   4,600        160,425
       SPS Transaction Services, Inc.*.........   8,900        263,662
       State of The Art, Inc.*.................  10,700        105,663
       Sungard Data Systems, Inc.*.............  23,800        678,300
       Technology Solutions Co.*...............     500          9,750
       Telxon Corp.............................  11,100        251,138
                                                           -----------
                                                             4,991,236
                                                           -----------
     MEDICAL & HEALTH SERVICES - 5.8%
       American Medical Response, Inc.*........   6,100        198,250
       HealthSouth Corp.*......................  34,000        990,250
       HealthWise of America, Inc.*............   7,050        274,950
       Interim Services Inc.*..................  19,000        660,250
       Medaphis Corp.*.........................  14,000        518,000
       Ornda Healthcorp*.......................  25,600        595,200
       Owen Healthcare, Inc.*..................   7,700        212,713
       Sterling Healthcare Group*..............   5,400         57,375
       Total Renal Care Holdings, Inc.*........   7,000        206,500
       Veterinary Centers of America, Inc.*....   5,800         97,875
                                                           -----------
                                                             3,811,363
                                                           -----------
     PERSONAL SERVICES - 0.5%
       Stewart Enterprises, Inc. (A Shares)....   9,700        358,900
                                                           -----------
     SANITARY SERVICES - 0.4%
       United Waste Systems, Inc.*.............   7,100        264,475
                                                           -----------
         TOTAL SERVICES........................             14,986,211
                                                           -----------






The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH PORTFOLIO
-----------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                              VALUE
                                                 SHARES      (NOTE 2)
                                                 ------    -----------
  TRANSPORTATION, COMMUNICATION, ELECTRIC
  & SANITATION - 4.2%
     COMMUNICATION & BROADCASTING - 2.2%
       Airtouch Communications, Inc.*..........  18,000    $   508,500
       ANADIGICS, Inc.*........................   5,400        114,750
       Reuters Holding plc, ADR................  10,000        551,250
       SFX Broadcasting, Inc. (A Shares)*......   3,700        111,925
       Transaction Network Services, Inc.*.....   6,300        157,500
                                                           -----------
                                                             1,443,925
                                                           -----------
     ELECTRIC, GAS & WATER UTILITIES - 0.1%
       Southwestern Energy Co..................   8,000        102,000
                                                           -----------
     TRANSPORTATION - 1.9%
       Air Express International Corp..........  29,925        688,275
       Covenant Transport, Inc. (A Shares).....   6,000         72,000
       TNT Freightways Corp....................  25,000        503,125
                                                           -----------
                                                             1,263,400
                                                           -----------
         TOTAL TRANSPORTATION,
           COMMUNICATION, ELECTRIC
           & SANITATION........................              2,809,325
                                                           -----------
  WHOLESALE & RETAIL TRADE - 19.9%
     MISCELLANEOUS RETAIL STORES - 2.8%
       Barnes & Noble Inc.*....................   9,000        261,000
       Best Buy Co., Inc.*.....................  19,400        315,250
       Just For Feet, Inc.*....................   7,575        270,806
       Sports & Recreation, Inc.*..............  20,550        146,419
       Trend-Lines, Inc. (A Shares)*...........   7,650         76,500
       Wal-Mart Stores, Inc....................  35,000        783,125
                                                           -----------
                                                             1,853,100
                                                           -----------
     RETAIL BUILDING MATERIALS - 2.0%
       Home Depot, Inc.........................  28,000      1,340,500
                                                           -----------
     RETAIL EATING & DRINKING PLACES - 0.7%
       Applebee's International, Inc. Rights
         1/1000 Share of Preferred @ $75.......  17,000        386,750
       Hometown Buffet Inc.*...................   7,900         87,394
                                                           -----------
                                                               474,144
                                                           -----------


The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH PORTFOLIO
-----------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                              VALUE
                                                 SHARES      (NOTE 2)
                                                 ------    -----------
     RETAIL FURNITURE & APPLIANCE STORES - 0.5%
       Williams-Sonoma, Inc.*..................  15,700    $   290,450
                                                           -----------
     WHOLESALE CHEMICALS & DRUGS - 2.1%
       Amerisource Health Corp. (A Shares)*....   6,900       $227,700
       Cardinal Health, Inc....................  12,616        690,726
       Walgreen Co.............................  16,000        478,000
                                                           -----------
                                                             1,396,426
                                                           -----------
     WHOLESALE ELECTRONIC EQUIP. & COMPUTERS - 9.1%
       Arrow Electronics, Inc.*................  15,700        677,063
       Daisytek International Corp.*...........   6,900        212,175
       Inmac Corp.*............................  17,000        196,562
       Lattice Semiconductor Corp.*............  21,450        699,806
       Maxim Integrated Products, Inc.*........  46,800      1,801,800
       SCI Systems, Inc.*......................  14,300        443,300
       Symbol Technologies, Inc.*..............  16,600        655,700
       Tech Data Corp.*........................  43,800        657,000
       Wyle Electronics........................   7,500        263,437
       Xilinx, Inc.*...........................  14,000        427,000
                                                           -----------
                                                             6,033,843
                                                           -----------
     WHOLESALE MISCELLANEOUS - 2.7%
       Alco Standard Corp......................  22,000      1,003,750
       Bearings, Inc...........................   9,000        263,250
       Grainger (W.W.), Inc....................   8,000        530,000
                                                           -----------
                                                             1,797,000
                                                           -----------
         TOTAL WHOLESALE
           & RETAIL TRADE......................             13,185,463
                                                           -----------
         TOTAL COMMON STOCK
           (COST $42,128,676)..................             63,781,010
                                                           -----------
TOTAL INVESTMENTS
  (COST $44,863,976)** - 100.3%................             66,516,310
OTHER ASSETS AND LIABILITIES,
  NET - (0.3)% ................................               (205,574)
                                                           -----------
NET ASSETS - 100.0%............................            $66,310,736
                                                           ===========

*    Non-income producing security.
**   Cost for federal income tax purposes (Note 3).

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------
    INVESTMENTS/DECEMBER 31, 1995
    (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------
                                                   PAR         VALUE
                                                  (000)      (NOTE 2)
                                                  -----     ----------
REPURCHASE AGREEMENTS - 20.6%
     With C.S. Boston Group, Inc. at 6.00%,
       dated 12/29/95, to be repurchased
       at $1,485,890 on 01/02/96, collateralized
       by $1,523,720 Federal Farm Credit Bank
       Discount Notes with various maturities
       to 05/14/96 (COST 1,484,900)..........     1,485     $1,484,900
                                                            ----------
                                                 SHARES
                                                 ------
COMMON STOCK - 79.4%
  COMMUNICATION & BROADCASTING - 0.7%
     Viacom Inc., (B Shares)*................     1,000         47,375
                                                            ----------
  ELECTRIC, GAS & TELECOMMUNICATION UTILITIES - 6.5%
     Coastal Corp............................     2,500         93,125
     Peco Energy Co..........................       800         24,100
     Telefonica de Espana S.A., ADR..........     1,900         79,562
     Unicom Corp.............................     1,700         55,675
     Williams Cos., Inc......................     3,800        166,725
     WorldCom Inc.*..........................     1,500         52,875
                                                            ----------
                                                               472,062
                                                            ----------
  FINANCE, INSURANCE & REAL ESTATE - 13.9%
     INSURANCE CARRIERS - 4.4%
       Aflac, Inc............................       300         13,013
       American General Corp.................     1,300         45,337
       American International Group, Inc.....       750         69,375
       Exel Ltd..............................       400         24,400
       MGIC Investment Corp..................     1,000         54,250
       Providian Corp........................       500         20,375
       St. Paul Cos., Inc....................     1,600         89,000
                                                            ----------
                                                               315,750
                                                            ----------
     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 1.1%
       Mercury Finance Co....................     2,250         29,812
       Washington Federal, Inc...............     1,892         48,482
                                                            ----------
                                                                78,294
                                                            ----------





The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                               VALUE
                                                 SHARES      (NOTE 2)
                                                 ------     ----------
     STATE & NATIONAL BANKS - 8.4%
       Bank of Boston Corp.....................   1,000     $   46,250
       BankAmerica Corp........................   1,000         64,750
       Capital One Financial Corp..............   1,500         35,812
       Chemical Banking Corp...................   1,000         58,750
       Citicorp................................     600         40,350
       Comerica, Inc...........................   1,500         60,188
       First Bank Systems, Inc.................     300         14,888
       First Union Corp........................   2,000        111,250
       Keycorp.................................   2,500         90,625
       MBNA Corp...............................     500         18,438
       Suntrust Banks, Inc.....................   1,000         68,500
                                                            ----------
                                                               609,801
                                                            ----------
         TOTAL FINANCE, INSURANCE
           & REAL ESTATE.......................              1,003,845
                                                            ----------
  MANUFACTURING - 38.6%
     TRANSPORTATION - 2.9%
       AMR Corp.*..............................     700         51,975
       CSX Corp................................   1,800         82,125
       Illinois Central Corp...................   2,000         76,750
                                                            ----------
                                                               210,850
                                                            ----------
     CHEMICALS & ALLIED PRODUCTS - 6.0%
       Amgen, Inc..............................   1,400         83,125
       Eastman Chemical Co.....................   2,100        131,513
       FMC Corp................................     800         54,100
       IMC Global Inc..........................     900         36,788
       Mallinckrodt Group, Inc.................   2,700         98,212
       Praxair, Inc............................   1,000         33,625
                                                            ----------
                                                               437,363
                                                            ----------
     COMPUTER & OFFICE EQUIPMENT - 6.1%
       Bay Networks, Inc.......................     750         30,844
       Hewlett-Packard Co......................     800         67,000
       Intel Corp..............................     800         45,400
       International Business Machines Corp....     800         73,400
       LSI Logic Corp.*........................   1,000         32,750
       Microsoft Corp.*........................     400         35,100
       Paychex, Inc............................   1,000         49,875
       Xerox Corp..............................     800        109,600
                                                            ----------
                                                               443,969
                                                            ----------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                               VALUE
                                                 SHARES      (NOTE 2)
                                                 ------     ----------
     FOOD & BEVERAGE - 3.4%
       CPC International.......................     500     $   34,312
       Conagra, Inc............................   1,500         61,875
       IBP, Inc................................     500         25,250
       Pepsico, Inc............................   1,300         72,637
       Sysco Corp..............................   1,500         48,750
                                                            ----------
                                                               242,824
                                                            ----------
     IRON & STEEL - 1.0%
       British Steel plc, ADS..................   2,700         69,188
                                                            ----------
     MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES - 3.4%
       Black & Decker Corp.....................   1,000         35,250
       General Electric Co.....................   1,100         79,200
       Loral Corp..............................   1,100         38,913
       Raytheon Co.............................   2,000         94,500
                                                            ----------
                                                               247,863
                                                            ----------
     MISC. INDUSTRIAL MACHINERY & EQUIP. - 0.9%
       Case Corp...............................     500         22,875
       Deere & Co..............................   1,200         42,300
                                                            ----------
                                                                65,175
                                                            ----------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.6%
       Gillette Co.............................   1,000         52,125
       Premark International, Inc..............     400         20,250
       Procter & Gamble Co.....................     500         41,500
                                                            ----------
                                                               113,875
                                                            ----------
     PAPER & PAPER PRODUCTS - 1.6%
       Boise Cascade Corp......................   1,400         48,475
       Mead Corp...............................     800         41,800
       Weyerhaeuser Co.........................     600         25,950
                                                            ----------
                                                               116,225
                                                            ----------
     PHARMACEUTICAL PREPARATIONS - 3.8%
       Abbott Laboratories.....................   2,000         83,500
       Bristol-Myers Squibb Co.................     300         25,762
       Johnson & Johnson.......................     500         42,812
       Merck & Co., Inc........................     600         39,450




The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                               VALUE
                                                 SHARES      (NOTE 2)
                                                 ------     ----------
       Pfizer, Inc.............................     500     $   31,500
       Schering-Plough, Inc....................   1,000         54,750
                                                            ----------
                                                               277,774
                                                            ----------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 0.6%
       Beckman Instruments, Inc................     700         24,763
       Nellcor Puritan Bennet, Inc.*...........     300         17,400
                                                            ----------
                                                                42,163
                                                            ----------
     PRINTING & PUBLISHING - 0.6%
       American Greetings Corp.................   1,700         46,963
                                                            ----------
     RUBBER & PLASTICS - 1.4%
       Goodyear Tire & Rubber Co...............   2,200         99,825
                                                            ----------
     TELECOMMUNICATIONS EQUIPMENT - 1.1%
       ADC Telecommunications, Inc.............   1,000         36,500
       Adaptec, Inc............................   1,000         41,000
                                                            ----------
                                                                77,500
                                                            ----------
     TEXTILES & APPAREL - 0.8%
       Nautica Enterprises, Inc.*..............     450         19,688
       Nine West Group, Inc.*..................   1,000         37,500
                                                            ----------
                                                                57,188
                                                            ----------
     TRANSPORTATION EQUIPMENT - 3.4%
       AlliedSignal, Inc.......................   1,500         71,250
       Echlin, Inc.............................     500         18,250
       Ford Motor Co...........................   1,700         49,300
       General Motors Corp. (E Shares).........   1,000         52,000
       Rockwell International Corp.............   1,000         52,875
                                                            ----------
                                                               243,675
                                                            ----------
         TOTAL MANUFACTURING...................              2,792,420
                                                            ----------
  MINING - 6.9%
     COAL - 0.4%
       Pittston Services Group.................     900         28,238
                                                            ----------




The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                               VALUE
                                                 SHARES      (NOTE 2)
                                                 ------     ----------
     CRUDE PETROLEUM & NATURAL GAS - 5.5%
       Atlantic Richfield Co...................     300     $   33,225
       British Petroleum Co. Ltd., ADR.........     702         71,692
       Chevron Corp............................   1,000         52,500
       Halliburton Co..........................   1,000         50,625
       Mobil Corp..............................     500         56,000
       Nova Corp...............................   2,300         18,400
       Royal Dutch Petroleum Co................     600         84,675
       Tenneco, Inc............................     700         34,738
                                                            ----------
                                                               401,855
                                                            ----------
     MISCELLANEOUS METAL ORES - 1.0%
       Potash Corp. of Saskatchewan, Inc.......   1,000         70,875
                                                            ----------
         TOTAL MINING..........................                500,968
                                                            ----------
  SERVICES - 6.8%
     BUSINESS SERVICES - 2.2%
       CUC International, Inc.*................   1,250         42,656
       Equifax, Inc............................   2,600         55,575
       First Data Corp.........................     300         20,062
       Marriott International Inc..............   1,000         38,250
                                                            ----------
                                                               156,543
                                                            ----------
     MEDICAL & HEALTH SERVICES - 4.1%
       Columbia/HCA Healthcare Corp............   2,784        141,288
       Foundation Health Corp..................   1,200         51,600
       Phycor, Inc.*...........................   1,125         56,883
       Vencor, Inc.*...........................   1,500         48,750
                                                            ----------
                                                               298,521
                                                            ----------
     SANITARY SERVICES - 0.5%
       Sanifill Inc.*..........................   1,000         33,375
                                                            ----------
         TOTAL SERVICES                                        488,439
                                                            ----------
  WHOLESALE & RETAIL TRADE - 6.0%
     MISCELLANEOUS RETAIL STORES - 3.0%
       Eckerd Corp.*...........................   1,500         66,937
       General Nutrition Cos...................     900         20,700
       Price/Costco, Inc.......................   1,500         22,875
       Walgreen Co.............................   2,500         74,688
       Wal-Mart Stores, Inc....................   1,500         33,562
                                                            ----------
                                                               218,762
                                                            ----------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND/GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------
    INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                                               VALUE
                                                 SHARES      (NOTE 2)
                                                 ------     ----------
     RETAIL EATING & DRINKING PLACES - 1.3%
       McDonald's Corp.........................   2,000     $   90,250
                                                            ----------
     RETAIL FOOD STORES - 1.3%
       Safeway Inc.*...........................   1,500         77,250
       SuperValu, Inc..........................     600         18,900
                                                            ----------
                                                                96,150
                                                            ----------
     WHOLESALE ELECTRONIC EQUIP. & COMPUTERS - 0.4%
       Arrow Electronics, Inc.*................     700         30,187
                                                            ----------
         TOTAL WHOLESALE
           & RETAIL TRADE......................                435,349
                                                            ----------
         TOTAL COMMON STOCK
         (COST $4,624,593).....................              5,740,458
                                                            ----------
TOTAL INVESTMENTS
  (COST $6,109,493)** - 100.0%.................              7,225,358
OTHER ASSETS AND LIABILITIES,
  NET - (0.0)% ................................                    354
                                                            ----------
NET ASSETS - 100.0%............................             $7,225,712
                                                            ==========





















*    Non-income producing security.
**   Cost for federal income tax purposes was $6,116,504 (Note 3).

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    FINANCIAL STATEMENTS
------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995
                                               GROWTH       GROWTH AND INCOME
                                              PORTFOLIO         PORTFOLIO
                                            -----------    -----------------
ASSETS:
Investments in securities (including
  repurchase agreements of
  $2,735,300 and $1,484,900,
  respectively), at market
  (identified cost $44,863,976
  and $6,109,493, respectively) (Note 2)...  $66,516,310         $7,225,358
Dividends and interest receivable..........       48,134              9,037
Receivable for Fund shares sold............       41,872             19,251
Other assets...............................          300                 32
                                             -----------         ----------
          Total assets.....................   66,606,616          7,253,678
                                             -----------         ----------
LIABILITIES:
Due to Manager (Note 4)....................       56,431                147
Payable for investments purchased..........      179,109               -
Other accrued expenses (Note 4)............       60,340             27,819
                                             -----------         ----------
          Total liabilities................      295,880             27,966
                                             -----------         ----------
NET ASSETS.................................  $66,310,736         $7,225,712
                                             ===========         ==========
NET ASSETS CONSIST OF:
Undistributed net investment income........  $      -            $      273
Net unrealized appreciation of
  investments (Note 3).....................   21,652,334          1,115,865
Accumulated net realized gain..............        2,733               -
Distributions in excess of net
  realized gains...........................         -                (7,079)
Shares of beneficial interest..............       38,079              7,633
Additional paid-in capital.................   44,617,590          6,109,020
                                             -----------         ----------
NET ASSETS, for 3,807,886 and
  763,267 shares outstanding,
  respectively.............................  $66,310,736         $7,225,712
                                             ===========         ==========
NET ASSET VALUE and redemption
  price per share ($66,310,736 / 3,807,886
  and $7,225,712 / 763,267 outstanding
  shares of beneficial interest,
  $0.01 par value, respectively)...........       $17.41              $9.47
                                                  ======              =====
Maximum offering price per share
  (100/96.00 of $17.41 and
  100/96.00 of $9.47, respectively)........       $18.14              $9.86
                                                  ======              =====
   The accompanying notes are an integral part of the financial statements. THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    FINANCIAL STATEMENTS-CONTINUED
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended December 31, 1995
                                               GROWTH       GROWTH AND INCOME
                                              PORTFOLIO         PORTFOLIO
                                            -----------    -----------------
INVESTMENT INCOME:
Income:
  Dividends................................  $   413,900         $  106,072
  Interest.................................      161,320             93,927
                                             -----------         ----------
                                                 575,220            199,999
                                             -----------         ----------
Expenses:
  Management fee (Note 4)..................      640,522             69,211
  Distribution expenses (Note 4)...........       18,594              5,995
  Custodian fee (Note 4)...................       34,765             27,431
  Transfer Agent fee (Note 4)..............       14,108             13,235
  Administration fee (Note 4)..............        57,64             76,229
  Accounting fee (Note 4)..................       45,000             45,000
  Trustees' fees and expenses (Note 4).....        5,398              4,950
  Legal....................................       21,465              2,407
  Audit....................................       38,574              8,837
  Registration fees........................       13,995             14,372
  Miscellaneous............................       23,204              6,189
                                             -----------         ----------
          Total expenses before
            reimbursement..................      913,272            203,856
          Reimbursement from Manager
            (Note 4).......................         -              (100,039)
                                             -----------         ----------
Total expenses, net........................      913,272            103,817
                                             -----------         ----------
Net investment income (loss)...............     (338,052)            96,182
                                             -----------         ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment
    transactions...........................    7,295,858            612,530
  Net unrealized appreciation of investments
    during the year........................    8,615,648            893,146
                                             -----------         ----------
Net gain on investments....................   15,911,506          1,505,676
                                             -----------         ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................  $15,573,454         $1,601,858
                                             ===========         ==========







   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    FINANCIAL STATEMENTS-CONTINUED
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                               GROWTH       GROWTH AND INCOME
                                              PORTFOLIO         PORTFOLIO
                                            -----------    -----------------
FOR THE YEAR ENDED DECEMBER 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).............  $  (338,052)        $   96,182
  Net realized gain on investment
    transactions...........................    7,295,858            612,530
  Net unrealized appreciation of
    investments during the year............    8,615,648            893,146
                                             -----------         ----------
  Net increase in net assets resulting
    from operations........................   15,573,454          1,601,858
                                             -----------         ----------
Distributions to shareholders from:
  Net investment income ($0.00 and
    $0.13 per share, respectively).........         -               (96,184)
  Net realized capital gains ($2.01
    and $0.88 per share, respectively).....   (6,955,073)          (612,961)
                                             -----------         ----------
  Total distributions to shareholders......   (6,955,073)          (709,145)
                                             -----------         ----------
Decrease in net assets from Fund share
  transactions (Note 5)....................   (7,574,816)          (116,957)
                                             -----------         ----------
Increase in net assets.....................    1,043,565            775,756

NET ASSETS:
  Beginning of year........................   65,267,171          6,449,956
                                             -----------         ----------
  End of year
    (including undistributed net
    investment income of $0 and $273,
    respectively)..........................  $66,310,736         $7,225,712
                                             ===========         ==========
FOR THE YEAR ENDED DECEMBER 31, 1994
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).............  $  (115,975)        $   71,085
  Net realized gain on investment
    transactions...........................    4,911,108            236,741
  Net unrealized depreciation
    of investments during the year.........   (4,935,019)          (709,145)
                                             -----------         ----------
  Net decrease in net assets resulting
    from operations........................     (139,886)          (401,319)
                                             -----------         ----------

   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    FINANCIAL STATEMENTS-CONTINUED
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS-CONTINUED
                                               GROWTH       GROWTH AND INCOME
                                              PORTFOLIO         PORTFOLIO
                                            -----------    -----------------
Distributions to shareholders from:
  Net investment income ($0.00 and $0.10
    per share, respectively)...............  $      -            $  (70,810)
  Net capital gain ($1.20 and $0.32
    per share, respectively)...............   (4,796,011)          (240,067)
                                             -----------         ----------
  Total distributions to shareholders......   (4,796,011)          (310,877)
                                             -----------         ----------
Increase in net assets from Fund share
  transactions (Note 5)....................    4,112,033            650,262
                                             -----------         ----------
Decrease in net assets.....................     (823,864)           (61,934)

NET ASSETS:
  Beginning of year........................   66,091,035          6,511,890
                                             -----------         ----------
  End of year
    (including accumulated net
    investment income (loss) of
    $(239,522) and $275, respectively).....  $65,267,171         $6,449,956
                                             ===========         ==========


























   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
The following tables include selected data for a share outstanding for each Portfolio throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                      --------------------------------------

                                       1995    1994    1993    1992    1991
                                      ------  ------  ------  ------  ------
GROWTH PORTFOLIO

NET ASSET VALUE - BEGINNING OF YEAR.  $15.14  $16.39  $15.56  $15.68  $11.59
                                      ------  ------  ------  ------  ------
INVESTMENT OPERATIONS:
  Net investment income (loss)......   (0.10)  (0.03)  (0.03)   0.00    0.07
  Net realized and unrealized
    gain (loss)on investments.......    4.38   (0.02)   2.29    0.92    4.71
                                      ------   ------ ------  ------  ------
      Total from investment
        operations..................    4.28   (0.05)   2.26    0.92    4.78
                                      ------  ------  ------  ------  ------
DISTRIBUTIONS:
  From net investment income........    0.00    0.00    0.00    0.00   (0.07)
  From net realized gain on
    investments.....................   (2.01)  (1.20)  (1.43)  (1.04)  (0.62)
                                      ------  ------  ------  ------  ------
      Total distributions...........   (2.01)  (1.20)  (1.43)  (1.04)  (0.69)
                                      ------  ------  ------  ------  ------
NET ASSET VALUE - END OF YEAR.......  $17.41  $15.14  $16.39  $15.56  $15.68
                                      ======  ======  ======  ======  ======

TOTAL RETURN*.......................  28.43% (0.23)%  14.57%   5.95%  41.54%

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
    Expenses**......................   1.43%   1.38%   1.42%   1.46%   1.50%
    Net investment income (loss).... (0.53)% (0.17)% (0.18)% (0.03)%   0.52%
  Portfolio turnover rate...........  49.12%  37.05%  44.38%  37.79%  32.63%
  Net assets at end of year
    (000 omitted)................... $66,311 $65,267 $66,091 $60,852 $56,648

* These results do not include the sales load. If the sales load had been included, the returns would have been lower.

** RSMC reimbursed a portion of the Portfolio's expenses amounting to 0.04% of average daily net assets for the year ended December 31, 1991. The annualized expense ratio, had there been no reimbursement of expenses by RSMC, would have been 1.54%.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    FINANCIAL HIGHLIGHTS-CONTINUED
------------------------------------------------------------------------------

                                         FOR THE YEARS ENDED DECEMBER 31,
                                      -------------------------------------

                                        1995    1994   1993    1992    1991
                                       ------  ------ ------  ------  ------
GROWTH AND INCOME PORTFOLIO

NET ASSET VALUE - BEGINNING OF YEAR..   $8.33   $9.29 $10.51  $12.09  $10.47

INVESTMENT OPERATIONS:
  Net investment income..............    0.13    0.10   0.10    0.18    0.28
  Net realized and unrealized
    gain (loss) on investments.......    2.02   (0.64)  1.39    0.52    2.37
                                       ------   ------------  ------  ------
      Total from investment
        operations...................    2.15   (0.54)  1.49    0.70    2.65
                                       ------  ------ ------  ------  ------
DISTRIBUTIONS:
  From net investment income.........   (0.13)  (0.10) (0.10)  (0.18)  (0.28)
  From net realized gain on
    investments......................   (0.88)  (0.32) (2.61)  (2.10)  (0.75)
                                       ------  ------ ------  ------  ------
      Total distributions............   (1.01)  (0.42) (2.71)  (2.28)  (1.03)
                                       ------  ------ ------  ------  ------
NET ASSET VALUE - END OF YEAR........   $9.47   $8.33  $9.29  $10.51  $12.09
                                       ======  ====== ======  ======  ======

TOTAL RETURN*........................  26.03% (5.82)% 14.26%   5.90%  25.74%

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
    Expenses**.......................   1.50%   1.50%  1.50%   1.50%   1.50%
    Net investment income............   1.39%   1.12%  0.80%   1.37%   2.12%
  Portfolio turnover rate............  83.49% 106.26% 68.49%  76.63% 133.02%
  Net assets at end of year
    (000 omitted)....................  $7,226  $6,450 $6,512 $10,147 $15,432

* These results do not include the sales load. If the sales load had been included, the returns would have been lower.

** RSMC reimbursed a portion of the Portfolio's expenses amounting to 1.45%, 1.54%, 1.35%, 0.93% and 0.79% for the five years in the period ended December 31, 1995, respectively. The annualized expense ratio, had there been no reimbursement of expenses by RSMC, would have been 2.95%, 3.04%, 2.85%, 2.43%, and 2.29%, respectively.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS
------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND. The Rodney Square Multi-Manager Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. The Declaration of Trust, dated August 19, 1986, as last amended on February 15, 1993, permits the Board of Trustees to establish separate series each of which issues a separate class of shares. The authorized shares of beneficial interest in the Fund are currently divided into two series, the Growth Portfolio and the Growth and Income Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). The investment objective of the Growth Portfolio is to produce superior long-term capital appreciation by investing in securities of companies which are judged by its portfolio advisers to possess strong growth characteristics. The investment objective of the Growth and Income Portfolio is to produce superior long-term total return through a combination of capital appreciation and income by investing in securities with attractive growth or valuation characteristics or relatively high income yields.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

     SECURITY VALUATION. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS. The Portfolios, through their custodian, receive delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 101% of the resale price. Rodney Square Management Corporation ("RSMC") is responsible for determining that the value of these underlying securities is at all times equal to 101% of the resale price.

     FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Growth Portfolio reclassified $(577,574) and $558,143 from accumulated net investment loss and accumulated net realized gain, repectively, to additional paid-in capital. These reclassifications were made to present undistributed income and accumulated gains on a tax basis and have no impact on the net asset value of the Portfolio. Certain temporary book/tax timing differences are reflected as "distributions in excess of net realized gains" in the Statement of Assets and Liabilities.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income earned by the Growth Portfolio will be made annually in December. Distributions of net investment income earned by the Growth and Income Portfolio will be made quarterly in March, June, September and December. Distributions of net capital gains realized by each Portfolio will be made annually in December. An additional distribution may be made to the extent necessary to avoid the payment of a 4% excise tax.

     OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3.   PURCHASES  AND  SALES OF INVESTMENT SECURITIES.  During  the  year  ended
     December   31,  1995,  purchases  and  sales  of  investment   securities
     (excluding short-term investments) aggregated as follows:

                                                     GROWTH AND
                              GROWTH PORTFOLIO    INCOME PORTFOLIO
                              ----------------    ----------------
      Purchases.......         $30,253,215          $4,473,251
      Sales...........          43,533,448           5,007,247

      The following balances are as of December 31, 1995:

                                                    TAX BASIS     TAX BASIS
                         COST FOR    NET TAX BASIS    GROSS         GROSS
                      FEDERAL INCOME  UNREALIZED    UNREALIZED    UNREALIZED
      PORTFOLIO        TAX PURPOSES  APPRECIATION  APPRECIATION  DEPRECIATION
      ------------    -------------- ------------- ------------  ------------
      Growth......... $44,863,976    $21,652,334   $23,148,441   $(1,496,107)
      Growth
        and Income...   6,116,504      1,108,854     1,150,490       (41,636)

4.   MANAGEMENT  FEE  AND OTHER TRANSACTIONS WITH AFFILIATES.   The  Fund,  on
     behalf  of  each  Portfolio, employs RSMC, a wholly owned  subsidiary  of
     Wilmington  Trust  Company ("WTC"), which in  turn  is  wholly  owned  by
     Wilmington Trust Corporation, a publicly held bank holding company, to provide asset management, consulting services and other services to the Fund. Each Portfolio's assets are managed by portfolio advisers who have entered into advisory agreements with RSMC and the Fund. It is anticipated that each Portfolio will ordinarily be served by at least two portfolio advisers. RSMC, as well as each portfolio adviser, is considered an "investment adviser" to the applicable Portfolio as that term is defined in the 1940 Act.

     For management services to the Fund, RSMC receives an annual fee equal to 1.00% of the average daily net assets of each Portfolio up to $200 million of Fund assets and 0.95% of the average daily net assets in excess of $200 million. RSMC has agreed to waive its fees or reimburse each Portfolio monthly to the extent that operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.50% of average daily net assets.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
------------------------------------------------------------------------------
     The following table summarizes the management fees for the year ended December 31, 1995:

                                GROSS
                              MANAGEMENT          REIMBURSEMENT
      PORTFOLIO                  FEE               FROM MANAGER
      --------------------    ----------          -------------

      Growth................   $640,522             $   -
      Growth and Income.....     69,211              100,039

     RSMC serves as Administrator to the Fund under an Administration Agreement dated December 31, 1992. Pursuant to this agreement, RSMC is responsible for services such as budgeting, maintaining federal and state registration for the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate of 0.09% of each Portfolio's average daily net assets. The administration fee paid to RSMC for the year ended December 31, 1995 amounted to $57,647 and $6,229 for the Growth Portfolio and the Growth and Income Portfolio, respectively.

     WTC serves as Custodian of the assets of the Fund. For its services, WTC is paid an annual fee based upon the average daily net assets of each
     Portfolio  as  follows:   0.025% of average  daily  net  assets  of  each
     Portfolio up to $50 million; 0.020% of average daily net assets of each Portfolio in excess of $50 million up to $100 million and 0.015% of average daily net assets of each Portfolio over $100 million, plus $15 per purchase, sale or maturity of a portfolio security. The custodian fee is subject to a minimum charge of $1,000 per Portfolio, per month, exclusive of any transaction charges.

     RSMC serves as Transfer and Dividend Paying Agent for the Fund pursuant to a Transfer Agent Agreement with the Fund dated December 31, 1992. For its services, the Fund pays RSMC $7 per shareholder account per year, plus various other transaction fees, subject to a minimum of $1,000 per month, plus out-of-pocket expenses.

     Pursuant to a Distribution Agreement with the Fund dated December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Fund's Board of Trustees has adopted, and the Fund's shareholders have approved, a distribution plan with respect to each Portfolio pursuant to Rule 12b-1 under the 1940 Act to allow the Fund to reimburse RSD for certain distribution activities and to allow WTC to incur certain expenses, the payment of which may be considered to constitute indirect payment by the Fund of distribution expenses. The Board of Trustees has authorized annual payments of up to 0.25% of each Portfolio's average daily net assets to reimburse RSD for such expenses. For the year ended December 31, 1995, such expenses amounted to $18,594 and $5,995 for the Growth Portfolio and the Growth and Income Portfolio, respectively.

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
------------------------------------------------------------------------------
     RSMC determines the net asset value per share of each Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of each Portfolio. For its services, RSMC receives an annual fee of $45,000 per Portfolio plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets in excess of $100 million. For the year ended December 31, 1995, RSMC's fees for accounting services amounted to $45,000 per Portfolio.

     The salaries of all officers of the Fund, the Trustees who are "interested persons" of the Fund, RSMC, RSD, or their affiliates and all personnel of the Fund, RSMC or RSD performing services related to research, statistical and investment activities are paid by RSMC, RSD or their affiliates. For the year ended December 31, 1995 the fees and expenses of the "non-interested" Trustees amounted to $5,398 and $4,950 for the Growth Portfolio and the Growth and Income Portfolio, repectively.

5.   FUND  SHARES.   At  December 31, 1995, there was an unlimited  number  of
     shares  of  beneficial  interest,  $0.01  par  value,  authorized.    The
     following table summarizes the activity in shares of each Portfolio:

 GROWTH PORTFOLIO

                              FOR THE YEAR ENDED       FOR THE YEAR ENDED
                              DECEMBER 31, 1995         DECEMBER 31, 1994
                            ----------------------   ----------------------
                              SHARES        AMOUNT     SHARES      AMOUNT
                            ----------   ---------   ---------   ----------

     Shares sold............   388,740   $ 7,028,995   323,662   $5,252,086
     Shares issued
       to shareholders
       in reinvestment
       of dividends.........   349,493     6,021,765   303,972    4,553,501
     Shares redeemed........(1,240,767)  (20,625,576) (350,492)  (5,693,554)
                            ----------   ----------- ---------   ----------
     Net increase
       (decrease)...........  (502,534)  $(7,574,816)  277,142   $4,112,033
                                         ===========             ==========
     Shares outstanding:
     Beginning of year...... 4,310,420               4,033,278
                            ----------               ---------
     End of year............ 3,807,886               4,310,420
                            ==========               =========

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
------------------------------------------------------------------------------
 GROWTH AND INCOME PORTFOLIO
                              FOR THE YEAR ENDED       FOR THE YEAR ENDED
                              DECEMBER 31, 1995         DECEMBER 31, 1994
                            ----------------------   ----------------------
                              SHARES        AMOUNT     SHARES      AMOUNT
                            ----------   ---------   ---------   ----------

     Shares sold..........   121,230     $1,137,365   236,338    $2,127,357
     Shares issued
       to shareholders
       in reinvestment
       of dividends.......    72,293        681,872    34,067       285,058
     Shares redeemed......  (204,858)    (1,936,194) (196,585)   (1,762,153)
                            --------     ----------  --------    ----------
     Net increase
      (decrease)..........   (11,335)    $ (116,957)   73,820  $    650,262
                                         ==========              ==========
     Shares outstanding:
     Beginning of year....   774,602                  700,782
                            --------                 --------
     End of year..........   763,267                  774,602
                            ========                 ========

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of The Rodney Square Multi-Manager Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Multi-Manager Fund (comprising, respectively, the Growth and Growth and Income Portfolios) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Rodney Square Multi-Manager Fund at December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/  ERNST & YOUNG LLP

Baltimore, Maryland

January 24, 1996

THE RODNEY SQUARE MULTI-MANAGER FUND
------------------------------------
    TAX INFORMATION
------------------------------------------------------------------------------
By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from the Fund.

The Growth and the Growth and Income Portfolios paid distributions of $2.0065 and $0.5930, respectively, from net long-term capital gains during the year ended December 31, 1995. Pursuant to Section 852 of the Internal Revenue Code, the Growth and the Growth and Income Portfolios designate $6,933,993 and $411,742, respectively, as capital gain distributions for the fiscal year ended December 31, 1995.

                TRUSTEES                          THE RODNEY SQUARE
              Eric Brucker                          MULTI-MANAGER FUND
             Fred L. Buckner
           Martin L. Klopping
            John J. Quindlen
           ------------------


              OFFICERS
     Martin L. Klopping, PRESIDENT
  Joseph M. Fahey, Jr., VICE PRESIDENT
Robert C. Hancock, VICE PRESIDENT & TREASURER
    Marilyn Talman, Esq., SECRETARY
   Diane D. Marky, ASSISTANT SECRETARY
  Connie L. Meyers, ASSISTANT SECRETARY
 Louis C. Schwartz, Esq., ASSISTANT SECRETARY
   John J. Kelley, ASSISTANT TREASURER
---------------------------------------------
                                                  [Graphic]  Ceasar
                                                    Rodney upon his
     FUND MANAGER, ADMINISTRATOR AND                galloping horse
            TRANSFER AGENT                          facing right,
  Rodney Square Management Corporation              reverse image on
  ------------------------------------              dark background


               CUSTODIAN
        Wilmington Trust Company
        ------------------------


              DISTRIBUTOR
    Rodney Square Distributors, Inc.
    --------------------------------


            LEGAL COUNSEL
      Kirkpatrick & Lockhart LLP
      --------------------------
                                                    ANNUAL REPORT
                                                  DECEMBER 31, 1995
        INDEPENDENT AUDITORS
         Ernst & Young LLP
       ---------------------


THIS  REPORT  IS  SUBMITTED FOR  THE  GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE  FUND.
THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO  PROSPECTIVE INVESTORS IN THE FUND  UNLESS
PRECEDED   OR  ACCOMPANIED  BY  AN  EFFECTIVE
PROSPECTUS.



RS04 - 2/96